Schedule of Investments
August 31, 2026 (unaudited)
Tarkio Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 99.48%

Aircraft Engines & Engine Parts - 9.70%
General Electric Co.	73,925	24,817,362

Automobiles & Components - 0.59%
Gentherm, Inc. (2)	38,425	1,509,718

Communications Equipment - 2.15%
Lumentum Holdings, Inc. (2)	6,025	5,511,429

Construction Machinery & Equipment - 11.91%
Columbus Mckinnon Corp.	292,125	5,158,928
Manitowoc Co., Inc. (2)	1,303,425	25,312,514

		30,471,441

Drawing & Insulating of Nonferrous Wire - 0.59%
Corning, Inc.	10,225	1,520,764

Electronic & Other Electrical Equipment (No Computer Equipment) - 4.78%
GE Vernova, LLC	13,625	12,242,471

Fire, Marine & Casulty Insurance - 0.94%
Berkshire Hathaway, Inc. Class B (2)	1,925	970,258
Fairfax Financial Holdings, Ltd. (Canada) (2)	25	40,644
Markel Corp. (2)	775	1,397,255

		2,408,157

General Industrial Machinery & Equipment - 2.28%
ATS Corp. (Canada) (2)	15,825	304,790
ESAB Corp.	73,425	5,534,777

		5,839,566

Industrial Instruments For Measurement, Display, & Control - 13.12%
Cognex Corp.	434,825	26,506,932
Danaher Corp.	33,125	7,074,175

		33,581,107

Industrial Trucks, Tractors, Trailers & Stackers - 0.12%
Terex Corp.	4,925	312,787

Instruments For Measuring & Testing of Electricity & Electronic Signals - 0.50%
Veralto Corp.	13,025	1,283,874

Laboratory Analytical Instruments - 0.04%
Standard Biotools, Inc. (2)	138,525	91,246

Land Subdividers & Developers (No Cemeteries) - 0.53%
The St. Joe Co.	20,425	1,350,093

Medical Instruments & Supplies - 5.93%
Baxter International, Inc.	583,625	15,174,250

Miscellaneous Fabricated Metal Products - 2.34%
Parker Hannifin Corp.	6,125	5,999,070

Motor Vehicle Parts & Accessories - 3.14%
Modine Manufacturing Co. (2)	45,025	8,033,811

Office Furniture - 3.08%
MillerKnoll, Inc.	348,325	7,868,662

Office Furniture (No Wood) - 4.80%
HNI Corp.	253,425	12,273,373

Optical Instruments & Lenses - 2.37%
Coherent Corp. (2)	21,825	6,063,640

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 4.08%
Enovis Corp. (2)	425,025	10,451,365

Paper Mills - 4.87%
International Paper Co.	328,225	12,449,574

Retail-Catalog & Mail-Order Houses - 0.03%
Amazon.com, Inc. (2)	300	77,931

Retail- Variety Stores - 0.30%
Costco Wholesale Corp.	825	778,709

Services-Business Services - 1.25%
Global Payments, Inc.	35,025	3,189,026

Special Industry Machinery, NEC - 4.54%
Azenta, Inc. (2)	355,525	11,607,891

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens) - 1.00%
Nucor Corp.	10,225	2,552,569

Telephone & Telegraph Apparatus - 1.96%
Ciena Corp. (2)	13,125	5,024,250

Telephone Communications (No Radiotelephone) - 9.89%
Lumen Technologies, Inc. (2)	4,050,125	25,313,281

Textile Mills Products - 0.45%
Interface, Inc.	30,225	1,146,132

Totalizing Fluid Meters & Counting Devices - 1.52%
Vontier Corp.	120,625	3,885,331

X-Ray Apparatus & Tubes & Related Irradiation Apparatus - 0.68%
GE HealthCare Technologies, Inc.	24,525	1,746,916

Total Common Stock	(Cost $ 128,798,219)	254,575,797

Money Market Registered Investment Companies - 0.44%

Federated Hermes Government Obligation Fund - Institutional Class - 3.53% (3)	1,124,425	1,124,425

Total Money Market Registered Investment Companies	(Cost $ 1,124,425)	1,124,425

Total Investments - 99.92%	(Cost $ 129,922,643)	255,700,221

Other Assets in Excess of Liabilities - 0.07%		174,680

Total Net Assets - 100.00%		255,874,901

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of August 31, 2026 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$255,700,221	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$255,700,221	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) The rate shown represents the 7-day yield at August 31, 2026.